Provision For Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 12,400,000
Operating loss carry forwards expiration period	2036
Deferred tax assets, operating loss carryforwards, state and local	$ 4,300,000
Effective income tax rate reconciliation, change in deferred tax assets valuation allowance, percent	100.00%	100.00%